Accounts Receivable (Schedule of Accounts Receivable) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Accounts receivable consists of:
Accounts receivable	$ 23,804	$ 16,809
Allowance for doubtful accounts	(213)	(68)	(14)	(51)
Accounts receivable, net	$ 23,591	$ 16,741